Supplemental cash flow information - Schedule of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Supplemental Cash Flow Information [Line Items]
Interest paid	$ 28,326	$ 25,738	$ 83,406	$ 73,995
Interest received	254	6,967	4,969	9,495
Undrawn credit facility fee paid	1,025	705	2,091	2,198
Non-cash transactions:
Long-term debt for vessels under construction	0	0	0	77,625
Dividend reinvestment	1,248	1,078	3,940	37,751	$ 38,862
Capital contribution through settlement of loans to affiliate	0	0	0	19,444
Arrangement and Transaction Fees Settled in Shares [Member]
Non-cash transactions:
Arrangement and transaction fees settled in shares	2,112	1,607	5,770	7,368
GCI [Member]
Non-cash transactions:
Acquisition of GCI Subsidiaries through settlement of loans to affiliate	0	0	107,500	0
GCI [Member] | Time Charter Contracts [Member]
Non-cash transactions:
Acquisition of time charter contracts through novation from GCI (note 3(c))	0	0	16,200	0
GCI [Member] | Bareboat Charter Contracts [Member]
Non-cash transactions:
Recognition of fair value of bareboat charters (note 3(c))	$ 0	$ 0	$ 16,200	$ 0